Educational Contents, Net (Details) - Schedule of Estimated Amortization Expense - Educational contents [Member]	Dec. 31, 2022 CNY (¥)
Educational Contents, Net (Details) - Schedule of Estimated Amortization Expense [Line Items]
2023	¥ 51,943,394
2024	51,943,394
2025	51,943,394
2026	49,380,502
2027	9,231,132
Total expected amortization expense	¥ 214,441,814